Stock Based Compensation (Details) - Omnibus Equity Incentive Plan - $ / shares	3 Months Ended	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2018
Stock Option
Number of Shares
Beginning balance (shares)		0
Granted (shares)	912,790	912,790
Forfeited (shares)		(11,070)
Ending (shares)	901,720	0
Weighted- Average Exercise Price
Beginning balance (weighted average share price)		$ 0.00
Granted (weighted average share price)		15.36
Forfeited (weighted average share price)		15.00
Ending balance (weighted average share price)	$ 15.36	$ 15.36
Deferred Stock Units
Number of Shares
Beginning balance (shares)		0
Granted (shares)	19,335	19,335
Ending balance (shares)	19,335	19,335
Weighted- Average Grant Date Fair Value
Beginning balance (weighted average share price)		$ 0.00
Granted (weighted average share price)		13.20
Ending balance (weighted average share price)	$ 13.20	$ 13.20
Restricted Stock Units
Number of Shares
Beginning balance (shares)		0
Granted (shares)	6,740	6,740
Ending balance (shares)	6,740	6,740
Weighted- Average Grant Date Fair Value
Beginning balance (weighted average share price)		$ 0.00
Granted (weighted average share price)		14.02
Ending balance (weighted average share price)	$ 14.02	$ 14.02